Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation deemed to be "actually paid" (as that term is used in Item 402(v)) and certain key metrics relating to A-Mark's financial performance. For further information concerning how our executive compensation program is structured and how we align executive compensation with A-Mark's performance, please see the section “Compensation Discussion and Analysis” above.

					Value of initial fixed $100 investment from June 30, 2020:
Fiscal Year	Summary compensation table total for CEO $	Compensation actually paid to CEO $	Average summary compensation table total for other NEOs $	Average compensation actually paid to other NEOs $	A-Mark total stockholder return $	Peer group total stockholder return $	Net Income attributable to A-Mark ($,000s)	Pre-tax profits ($,000s)
2024	6,988,581	4,568,494	618,057	590,917	427.09	127.32	68,546	82,778
2023	1,451,081	1,809,983	974,708	1,216,967	468.95	86.38	156,360	203,170
2022	1,661,309	4,550,183	1,152,770	1,691,984	383.74	69.97	132,536	166,417
2021	1,951,844	8,606,607	795,315	1,385,858	267.34	195.03	159,637	192,801

The Principal Executive Officer (‘‘CEO’’) and Other NEOs for the applicable fiscal years were as follows:

2024 and 2021: Mr. Roberts served as our CEO, and Mr. Gjerdrum, Mr. Aquilino, Ms. Simpson-Taylor and Ms. Meltzer served as our Other NEOs.

2023 and 2022: Mr. Roberts served as our CEO, and Messrs. Gjerdrum, Wittmeyer, Aquilino and Ms. Simpson-Taylor served as our Other NEOs.

The companies listed below are the peer companies included in the table above, in the indicated lines of business. The same companies constituted our peer companies for fiscal 2023:

Alternative Brokerage Firms	Alternative Financial Services	E-Commerce
BGC Group, Inc. (BGC)	Enova International, Inc. (ENVA)	Carvana Co. (CVNA)
IG Group Holdings plc (IGG.L)	EZCORP, Inc. (EZPW)	Stitch Fix, Inc. (SFIX)
StoneX Group Inc. (SNEX)	FirstCash Holdings, Inc. (FCFS)	The Lovesac Company (LOVE)
Swissquote Group Holding Ltd (SQN.SW)	Regional Management Corp. (RM)	Liquidity Services, Inc. (LQDT)
B. Riley Financial, Inc. (RILY)	World Acceptance Corporation (WRLD)	Beyond, Inc. (BYON)
Oppenheimer Holdings Inc. (OPY)	GreenDot Corporation (GDOT)	PC Connection, Inc. (CNXN)

The Summary Compensation Table totals reported for our CEO for fiscal 2021 - 2024 and those amounts for the Other NEOs reflected in the table above were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2024		2023		2022		2021
	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs
Summary Compensation Table Total	6,988,581	618,057	1,451,081	974,708	1,661,309	1,152,770	1,951,844	795,315
Adjustments:
Deduction for amount reported under the “Stock Awards” and Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	(5,652,036)	—	—	(41,402)	(212,476)	(266,906)	—	—
Increase - year-end fair value of equity awards granted during year that remain unvested at year end (1)	3,231,949	—	—	36,395	—	232,780	—	—
Increase - vest-date fair value of equity awards granted during year that vested during year		—	—	—	212,476	42,498	—	—
Increase/deduct - Change in fair value of all equity awards unvested at prior year end and at year end (year-end fair value minus prior-year-end fair value)		(18,077)	—	186,979	1,432,515	418,359	4,547,502	425,592
Increase/deduct - Change in fair value of all equity awards unvested at prior year end that vested during year (vest date fair value minus prior-year-end fair value)		(17,725)	358,902	48,738	1,456,359	112,483	2,107,261	164,951
Deduct - Fair value of equity awards unvested at prior year end but forfeited during year (deduct fair value at prior year end)			—	—	—	—	—	—
Increase - dividends paid on restricted stock and dividend equivalents accrued on unvested equity awards during the year (not otherwise counted in the Summary Compensation Table or year-end or vest-date fair value of equity awards)	—	8,662	—	11,549	—	—	—	—
Total adjustments:	(2,420,087)	(27,140)	358,902	242,259	2,888,874	539,214	6,654,763	590,543
Compensation actually paid	4,568,494	590,917	1,809,983	1,216,967	4,550,183	1,691,984	8,606,607	1,385,858

Company Selected Measure Name	pre-tax profit
Named Executive Officers, Footnote

The Principal Executive Officer (‘‘CEO’’) and Other NEOs for the applicable fiscal years were as follows:

2024 and 2021: Mr. Roberts served as our CEO, and Mr. Gjerdrum, Mr. Aquilino, Ms. Simpson-Taylor and Ms. Meltzer served as our Other NEOs.

2023 and 2022: Mr. Roberts served as our CEO, and Messrs. Gjerdrum, Wittmeyer, Aquilino and Ms. Simpson-Taylor served as our Other NEOs.

Peer Group Issuers, Footnote

The companies listed below are the peer companies included in the table above, in the indicated lines of business. The same companies constituted our peer companies for fiscal 2023:

Alternative Brokerage Firms	Alternative Financial Services	E-Commerce
BGC Group, Inc. (BGC)	Enova International, Inc. (ENVA)	Carvana Co. (CVNA)
IG Group Holdings plc (IGG.L)	EZCORP, Inc. (EZPW)	Stitch Fix, Inc. (SFIX)
StoneX Group Inc. (SNEX)	FirstCash Holdings, Inc. (FCFS)	The Lovesac Company (LOVE)
Swissquote Group Holding Ltd (SQN.SW)	Regional Management Corp. (RM)	Liquidity Services, Inc. (LQDT)
B. Riley Financial, Inc. (RILY)	World Acceptance Corporation (WRLD)	Beyond, Inc. (BYON)
Oppenheimer Holdings Inc. (OPY)	GreenDot Corporation (GDOT)	PC Connection, Inc. (CNXN)

PEO Total Compensation Amount	$ 6,988,581	$ 1,451,081	$ 1,661,309	$ 1,951,844
PEO Actually Paid Compensation Amount	$ 4,568,494	1,809,983	4,550,183	8,606,607
Adjustment To PEO Compensation, Footnote

The Summary Compensation Table totals reported for our CEO for fiscal 2021 - 2024 and those amounts for the Other NEOs reflected in the table above were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2024		2023		2022		2021
	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs
Summary Compensation Table Total	6,988,581	618,057	1,451,081	974,708	1,661,309	1,152,770	1,951,844	795,315
Adjustments:
Deduction for amount reported under the “Stock Awards” and Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	(5,652,036)	—	—	(41,402)	(212,476)	(266,906)	—	—
Increase - year-end fair value of equity awards granted during year that remain unvested at year end (1)	3,231,949	—	—	36,395	—	232,780	—	—
Increase - vest-date fair value of equity awards granted during year that vested during year		—	—	—	212,476	42,498	—	—
Increase/deduct - Change in fair value of all equity awards unvested at prior year end and at year end (year-end fair value minus prior-year-end fair value)		(18,077)	—	186,979	1,432,515	418,359	4,547,502	425,592
Increase/deduct - Change in fair value of all equity awards unvested at prior year end that vested during year (vest date fair value minus prior-year-end fair value)		(17,725)	358,902	48,738	1,456,359	112,483	2,107,261	164,951
Deduct - Fair value of equity awards unvested at prior year end but forfeited during year (deduct fair value at prior year end)			—	—	—	—	—	—
Increase - dividends paid on restricted stock and dividend equivalents accrued on unvested equity awards during the year (not otherwise counted in the Summary Compensation Table or year-end or vest-date fair value of equity awards)	—	8,662	—	11,549	—	—	—	—
Total adjustments:	(2,420,087)	(27,140)	358,902	242,259	2,888,874	539,214	6,654,763	590,543
Compensation actually paid	4,568,494	590,917	1,809,983	1,216,967	4,550,183	1,691,984	8,606,607	1,385,858

Non-PEO NEO Average Total Compensation Amount	$ 618,057	974,708	1,152,770	795,315
Non-PEO NEO Average Compensation Actually Paid Amount	$ 590,917	1,216,967	1,691,984	1,385,858
Adjustment to Non-PEO NEO Compensation Footnote	Other NEOs reflected in the table above were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2024		2023		2022		2021
	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs
Summary Compensation Table Total	6,988,581	618,057	1,451,081	974,708	1,661,309	1,152,770	1,951,844	795,315
Adjustments:
Deduction for amount reported under the “Stock Awards” and Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	(5,652,036)	—	—	(41,402)	(212,476)	(266,906)	—	—
Increase - year-end fair value of equity awards granted during year that remain unvested at year end (1)	3,231,949	—	—	36,395	—	232,780	—	—
Increase - vest-date fair value of equity awards granted during year that vested during year		—	—	—	212,476	42,498	—	—
Increase/deduct - Change in fair value of all equity awards unvested at prior year end and at year end (year-end fair value minus prior-year-end fair value)		(18,077)	—	186,979	1,432,515	418,359	4,547,502	425,592
Increase/deduct - Change in fair value of all equity awards unvested at prior year end that vested during year (vest date fair value minus prior-year-end fair value)		(17,725)	358,902	48,738	1,456,359	112,483	2,107,261	164,951
Deduct - Fair value of equity awards unvested at prior year end but forfeited during year (deduct fair value at prior year end)			—	—	—	—	—	—
Increase - dividends paid on restricted stock and dividend equivalents accrued on unvested equity awards during the year (not otherwise counted in the Summary Compensation Table or year-end or vest-date fair value of equity awards)	—	8,662	—	11,549	—	—	—	—
Total adjustments:	(2,420,087)	(27,140)	358,902	242,259	2,888,874	539,214	6,654,763	590,543
Compensation actually paid	4,568,494	590,917	1,809,983	1,216,967	4,550,183	1,691,984	8,606,607	1,385,858

Compensation Actually Paid vs. Total Shareholder Return

The chart below shows graphically, for the period of fiscal 2021 - 2024, the total stockholder return of an investment of $100 on June 30, 2020 in A-Mark common stock, as compared to the performance an equal investment in the peer company group identified above. The chart also shows the "compensation actually paid" in each of the four years in that period.

A-Mark's total stockholder return on an investment of $100 at June 30, 2020, has been exceptional: 167% in 2021, 284% in the two-year period of fiscal 2021 and 2022, 369% in the three-year period fiscal 2021 - 2023 and 327% in the four-year period fiscal 2021 - 2024. Year-over-year results also were very positive in fiscal 2022 (44%) and fiscal 2023 (22%); fiscal 2024 resulted in a one-year total stockholder return of -8.9%. Our total stockholder returns greatly exceeded the total stockholder returns of our peer group during these periods. Peer group returns were 95% in 2021, negative 30% in the two-year period of 2021 and 2022, negative 14% in the three-year period 2021 - 2023 and 37% in the four-year period 2021 - 2024 . For further comparison, A-Mark's total stockholder returns also exceeded those of the Nasdaq Composite index, which were 45% in 2021, 11% in 2021 - 2022, 40% in 2021 - 2023 and 82% in 2021 - 2024.

The "compensation actually paid" to our CEO, as shown above, was generally aligned with A-Mark's performance in fiscal 2021 - 2024. In the period 2021 - 2023, in line with A-Mark's exceptional performance, our CEO was paid annual bonuses at maximum pre-set levels, together with discretionary bonus payouts in fiscal 2021 and 2022. A larger portion of the CEO's "compensation actually paid" in fiscal 2021 and 2022 resulted from increases in the fair value of his stock options that remained unvested at any time in the fiscal year. Note that "compensation actually paid," as defined in SEC rules, includes year-over-year changes in the fair value of unvested stock options, which treats those values as "actually paid" even though the executive has not exercised and, until the final vesting date, cannot exercise the option.

In fiscal 2024, "compensation actually paid" to the CEO reflected the increased compensation levels under the CEO's new employment agreement. The CEO's salary had not been increased in the five fiscal years prior to fiscal 2024. The CEO's fiscal 2024 annual bonus was substantially below the target level, which was based on pre-tax profits performance in accordance with the terms of his employment agreement. The largest element of "compensation actually paid" in fiscal 2024 was the newly awarded four-year cash incentive, which will provide value to the CEO only if he achieves robust total stockholder return (from a base share value of $36.32) through the end of fiscal 2027. In the three fiscal years before fiscal 2024, the CEO had received only one equity award, which at grant had a fair value less than half of his then annual salary. In effect, the CEO's "compensation actually paid" in fiscal 2024 aligns well with the long-term performance of A-Mark based on total stockholder return and pre-tax profits, and only appears less well aligned in relation to the one-year total stockholder return performance in fiscal 2024

Growth in the stock price represented the major portion of total stockholder return in fiscal 2021, 2022 and 2023 (dividends represent the remaining portion of total stockholder return), and the fair values of stock options and the four-year cash incentive award are closely aligned with stock price growth when the market price of our stock exceeds the exercise price of the option or base price of the incentive award. However, the CEO did not receive further grants of stock options after November 2019. As a result, his "compensation actually paid," although generally aligned with the favorable total stockholder returns in fiscal 2022 and fiscal 2023, in fact declined in those years due to the vesting of a portion of his stock options before the beginning of fiscal 2022 and 2023. The portion of the CEO's "compensation actually paid" attributable to stock options was 77% in 2021, 68% in 2022 and 20% in 2023; the CEO's four-year cash incentive award granted in fiscal 2024 constituted 71% of the "compensation actually paid" in that year, and will continue to be a significant component in the remainder of its vesting period (through fiscal 2027). For the other NEOs in the above table, equity grants during fiscal 2021 - 2023 tended to offset the vesting of equity awards granted before fiscal 2021 and the effect of the large increase in stock price in fiscal 2021, so that the "compensation actually paid" level averaged for the other NEOs remained relatively consistent in fiscal 2021, 2022 and 2023, except that the pay level for fiscal 2022 was higher mainly due to one equity award held by a person who first became an NEO in that fiscal year. The other NEOs received no equity grants in fiscal 2024, held few remaining unvested equity awards, and received annual incentive awards lower than in fiscal 2023, resulting in "compensation actually paid" that was aligned with fiscal 2024 total stockholder return

Compensation Actually Paid vs. Net Income

"Compensation actually paid" in fiscal 2021 - 2024 also was aligned with net income attributable to A-Mark ("A-Mark Net Income"). In the five years from fiscal 2015 to 2019, A-Mark Net Income averaged $4.45 million annually, with the highest A-Mark Net Income in any of those years being $9.3 million achieved in fiscal 2016. In fiscal 2020, A-Mark set a record for A-Mark Net Income, which was $30.5 million. During fiscal 2021, A-Mark Net Income grew to $159.6 million, more than five times the record net income achieved in the previous year. A-Mark's stock price and total stockholder return grew dramatically in fiscal 2021, in parallel with the growth in A-Mark Net Income. As discussed above, this resulted in an increase in fair value in equity awards held by the CEO and other NEOs which remained unvested at the start of fiscal 2021. A-Mark Net Income in fiscal 2022, 2023 and 2024, $132.5 million, $156.4 million and $68.5 million, respectively, remained at high levels compared to levels achieved before 2021, and the amounts of "compensation actually paid" to the CEO and other NEOs generally has corresponded to those results (although the CEO's "compensation actually paid" has been lower than the amount for fiscal 2021 and became higher in fiscal 2024 under his new employment agreement for the reasons discussed above.

Compensation Actually Paid vs. Company Selected Measure

"Compensation actually paid" in fiscal 2021 - 2024 also was generally aligned with net income before provision for income taxes, a GAAP item we refer to as "pre-tax profit." Pre-tax profit in fiscal 2021, $192.8 million, was more than five times higher than the record pre-tax profit achieved in fiscal 2020. Results in fiscal 2022 remained robust, at $166.4 million, and in fiscal 2023 pre-tax profit set a new record, at $203.2 million. In fiscal 2024, pre-tax profit was $120.4 million less than in fiscal 2023. The fiscal 2021 - 2023 results led directly to maximum annual incentive payouts to the CEO and for most other NEOs for whom pre-tax profit was the primary performance metric under pre-set bonus formulas, and were a significant factor in the determination of discretionary bonuses for other NEOs. The market price of our stock grew in fiscal 2021 and 2023 in a way generally corresponding to the growth in pre-tax profit, grew year-over-year in fiscal 2022 as A-Mark's businesses generated strong profits again, and declined in fiscal 2024 in the same direction as the decline in pre-tax profit. Share price growth led to growth in the fair value of the executives' equity awards that were unvested at the beginning of a given fiscal year. The "compensation actually paid" methodology excludes growth in options and equity awards once they are vested, which accounts in part for the year-over-year decline in the CEO's "compensation actually paid" in fiscal 2022 and 2023. As explained above, the CEO's compensation in fiscal 2024 was boosted under his new employment agreement, in particular by the grant of the four-year cash incentive award based on total stockholder return, which has resulted a year-over-year increase in the calculated "compensation actually paid" that is not aligned with fiscal 2024 performance metrics. Among the other NEOs, as stated above, equity grants during fiscal 2021 - 2023 tended to offset the vesting of equity awards and the effect of the large increase in share price in fiscal 2021; there being no new equity grants to the other NEOs in fiscal 2024, and with annual bonuses lowered as compared to fiscal 2023, their average "compensation actually paid" was aligned with fiscal 2024 pre-tax profit.

Tabular List, Table

Most Important Financial Performance Measures

A-Mark has identified net income before provision for income taxes (which we refer to as pre-tax profit) as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure for annual incentive awards, with stock price being the metric most affecting the value of equity awards. Together, pre-tax profit and stock price create strong links between compensation actually paid to the CEO and the other NEOs and A-Mark’s performance in the fiscal years covered by the Pay Versus Performance disclosures. The following are the two most important financial performance measures used by A-Mark to link compensation actually paid to the CEO and other NEOs in fiscal 2024 to the Company’s performance:

(1)
GAAP net income before provision for income taxes ("pre-tax profit"). For the CEO, President and Chief Operating Officer, this financial measure is A-Mark's pre-tax profit; for NEOs responsible for specific business units, this financial measure is based on pre-tax profit attributable to the business units managed by the NEO.
(2)
Increase in stock price, which directly and positively affects the fair value of unvested stock options and restricted stock units and the CEO's four-year cash incentive award (which is based on total stockholder return).

Total Shareholder Return Amount	$ 427.09	468.95	383.74	267.34
Peer Group Total Shareholder Return Amount	127.32	86.38	69.97	195.03
Net Income (Loss)	$ 68,546,000	$ 156,360,000	$ 132,536,000	$ 159,637,000
Company Selected Measure Amount	82,778,000	203,170,000	166,417,000	192,801,000
PEO Name	Mr. Roberts	Mr. Roberts	Mr. Roberts	Mr. Roberts
Measure:: 1
Pay vs Performance Disclosure
Name	GAAP net income before provision for income taxes ("pre-tax profit"). For the CEO, President and Chief Operating Officer, this financial measure is A-Mark's pre-tax profit; for NEOs responsible for specific business units, this financial measure is based on pre-tax profit attributable to the business units managed by the NEO.
Measure:: 2
Pay vs Performance Disclosure
Name	Increase in stock price, which directly and positively affects the fair value of unvested stock options and restricted stock units and the CEO's four-year cash incentive award (which is based on total stockholder return).
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,420,087)	$ 358,902	$ 2,888,874	$ 6,654,763
PEO | Deduction for Amount Reported The Under Stock Awards and Deduction for Amount Reported under The Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,652,036)	0	(212,476)	0
PEO | Year-End Fair Value of Equity Awards Granted During Year That Remain Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,231,949	0	0	0
PEO | Vest-Date Fair Value of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	212,476	0
PEO | Change in Fair Value of All Equity Awards Unvested at Prior Year End and at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	1,432,515	4,547,502
PEO | Change in Fair Value of All Equity Awards Unvested at Prior Year End That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		358,902	1,456,359	2,107,261
PEO | Dividends Paid on Restricted Stock and Dividend Equivalents Accrued on Unvested Equity Awards During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Fair Value of Equity Awards Unvested at Prior Year End But Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,140)	242,259	539,214	590,543
Non-PEO NEO | Deduction for Amount Reported The Under Stock Awards and Deduction for Amount Reported under The Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(41,402)	(266,906)	0
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year That Remain Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	36,395	232,780	0
Non-PEO NEO | Vest-Date Fair Value of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	42,498	0
Non-PEO NEO | Change in Fair Value of All Equity Awards Unvested at Prior Year End and at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,077)	186,979	418,359	425,592
Non-PEO NEO | Change in Fair Value of All Equity Awards Unvested at Prior Year End That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,725)	48,738	112,483	164,951
Non-PEO NEO | Dividends Paid on Restricted Stock and Dividend Equivalents Accrued on Unvested Equity Awards During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,662	11,549	0	0
Non-PEO NEO | Fair Value of Equity Awards Unvested at Prior Year End But Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0